Intangible assets - Schedule of finite-lived intangible assets, future amortization expense (Detail) - Dec. 31, 2019	CNY (¥)	USD ($)
Finite-Lived Intangible Assets, Gross [Abstract]
2020	¥ 375,118	$ 53,882
2021	352,709	50,663
2022	198,851	28,563
2023	152,450	21,898
2024	¥ 144,458	$ 20,750